Loans and Allowance for Credit Losses (Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 1,262,339	¥ 1,484,095	¥ 1,792,059
Recognized interest income	26,213	23,625	27,911
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	7,814	8,591	9,974
Recognized interest income	182	492	432
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	766,847	918,093	1,137,501
Recognized interest income	12,383	9,441	14,116
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	387,725	472,081	601,256
Recognized interest income	6,057	3,787	5,845
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	15,721	19,465	26,684
Recognized interest income	291	281	434
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	57,850	74,087	96,229
Recognized interest income	1,069	1,146	1,593
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	48,945	59,916	81,967
Recognized interest income	1,044	794	1,236
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	171,687	186,356	238,798
Recognized interest income	2,848	2,347	3,466
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,330	1,729	2,272
Recognized interest income	8	8	11
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	22,478	25,461	27,531
Recognized interest income	491	388	570
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	39,178	50,377	24,709
Recognized interest income	234	215	397
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	21,933	28,621	38,055
Recognized interest income	341	475	564
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	159,999	209,297	291,612
Recognized interest income	3,127	4,244	5,132
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	107,165	119,409	133,876
Recognized interest income	1,620	1,563	1,883
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	66,187	69,831	75,809
Recognized interest income	1,614	1,993	2,483
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	71,162	83,504	91,690
Recognized interest income	2,292	1,993	1,664
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	83,165	75,370	51,597
Recognized interest income	¥ 4,995	¥ 3,899	¥ 2,201